SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION
Schedule of share option activities

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life	Aggregate
	Share Options	Price	(in Years)	Intrinsic Value
Outstanding as of December 31, 2024	8,773,669	0.53	3.33	121,224
Granted	100,915	5.60	—	—
Exercised	(7,236,779)	0.43	—	—
Forfeited or expired	(16,800)	1.76	—	—
Outstanding as of December 31, 2025	1,621,005	1.31	3.76	21,379
Exercisable as of December 31, 2025	1,520,092	1.03	3.39	20,481

Schedule of unvested RSUs

		Weighted
		Average
	Number of	Grant Date
	RSUs	Fair Value
Unvested as of December 31, 2024	7,168,226	13.38
Granted	4,534,646	9.48
Vested	(3,002,479)	13.39
Forfeited	(541,496)	10.92
Unvested as of December 31, 2025	8,158,897	11.37

Schedule of assumptions used to estimate the fair value of the share options

Year ended December 31,
Share Option Value Assumptions	2023
Expected term (in years)	0.75 – 1.00
Expected volatility	55.92% – 56.26%
Risk-free interest rate	3.60% – 3.97%
Expected dividend yield	0.00%